DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS	12 Months Ended
Dec. 31, 2025
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

14.DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

The deposits and down payment received in advance from customers for sales of automobiles, escooters and service parts were as follows:

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Refundable deposit liabilities	2,524,022	402,495	16,022,252
Non-refundable down-payment of contract liabilities	1,041,441	1,584,938	63,092,154
TOTAL	3,565,463	1,987,433	79,114,406

Revenue recognized from non-refundable down-payment in 2025 (2024) from these contract liabilities as of December 31, 2024 (2023)	728,073	972,835	38,725,966